AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY __, 2000

                                                          FILE NOS. 333-00999
                                                                    811-07541

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NOS. 7 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                               AMENDMENT NO. 9 /X/

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

   RICHARD T. CHOI, ESQUIRE                 TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS      ALLSTATE LIFE FINANCIAL SERVICES, INC.
 1050 CONNECTICUT AVENUE, N.W.                 3100 SANDERS ROAD
           SUITE 825                          NORTHBROOK, IL 60062
  WASHINGTON, D.C. 20036-5366

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date)pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph  (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life Multi-Manager Variable Account under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this Post-effective Amendment No. 7 solely for the purpose of reflecting changes in the variable sub-accounts that will be available under the Glenbrook Enhanced Provider Variable Annuity contract described in the registration statement, when offered by SunTrust Annuities, Inc. Registrant does not intend for this Post-effective Amendment No. 7 to amend or delete, any other part of this registration statement except as specifically noted herein.

                       Glenbrook Life and Annuity Company
                  Glenbrook Life Multi-Manager Variable Account

                      Supplement, dated January 21, 2000 to
                 Glenbrook Provider Variable Annuity Prospectus
                                dated May 1, 1999

This supplement amends certain disclosure contained in the above-referenced prospectus for the Glenbrook Provider Variable Annuity Contract (the "Contract") offered by SunTrust Annuities, Inc. ("SunTrust Annuities") and sold under the direction of SunTrust Securities, Inc., a registered broker-dealer ("SunTrust Securities"). SunTrust Annuities and SunTrust Securities are affiliates of SunTrust Banks, Inc. This supplement supercedes any prior supplement to the prospectus. Please keep this supplement for future reference together with your prospectus.

Cover page: Replace the second paragraph and the first sentence of the third paragraph with the following:

    The Contract currently offers 35 ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 32 variable sub-accounts ("Variable Sub-Accounts") of the Glenbrook Life Multi-Manager Variable Account ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of one of the following portfolios ("Portfolios") of the following mutual funds ("Funds"):

   AIM Variable Insurance Funds, Inc.:                            Oppenheimer Variable Account Funds:
   ----------------------------------                             ----------------------------------
     AIM V.I. Balanced Fund                                         Oppenheimer Aggressive Growth Fund/VA
     AIM V.I. Capital Appreciation Fund                             Oppenheimer Capital Appreciation Fund/VA
     AIM V.I. Growth Fund                                           Oppenheimer Global Securities Fund/VA
     AIM V.I. Growth and Income Fund                                Oppenheimer Main Street Growth and Income Fund/VA
     AIM V.I. High Yield Fund                                       Oppenheimer Multiple Strategies Fund/VA
     AIM V.I. Value Fund                                            Oppenheimer Strategic Bond Fund/VA

   Federated Insurance Series                                     STI Classic Variable Trust:
   ---------------------------                                    ---------------------------
     Federated Prime Money Fund II                                  STI Capital Appreciation Fund
                                                                    STI Growth and Income Fund
   Fidelity Variable  Insurance  Products Fund (VIP):               STI  International  Equity
   --------------------------------------------------               STI  Investment Grade Bond Fund
     Fund Fidelity VIP Equity-Income Portfolio - Initial Class      STI Mid-Cap Equity Fund
     Fidelity VIP Growth  Portfolio - Initial Class                 STI Quality Growth Stock Fund
     Fidelity VIP High Income  Portfolio - Initial Class            STI Small Cap Equity Fund
     Fidelity VIP Overseas Portfolio - Initial Class                STI Value Income Stock Fund

   Fidelity Variable Insurance Products Fund II (VIPII):          Templeton Variable Products Series Fund:
   ----------------------------------------------------           ----------------------------------------
     Fidelity VIP II Contrafund(R)Portfolio - Initial Class         Templeton Bond Fund - Class 2
     Fidelity VIP II Index 500 Portfolio - Initial Class            Templeton Stock Fund - Class 2

   MFS(R) Variable Insurance Trust SM
   ----------------------------------
     MFS Emerging Growth Series
     MFS Growth with Income Series
     MFS Research Series

Delete all references in the prospectus to any Portfolio not listed above, to any corresponding Variable Sub-Account, and to the following investment advisers: American Century Investment Management, Inc., The Dreyfus Corporation, Goldman Sachs Asset Management, Goldman Sachs Asset Management International, Morgan Stanley Dean Witter Investment Management, Inc., and Neuberger Berman Management Inc.

Page 4: Add "Federated Investment Management Company," "OppenheimerFunds, Inc.," "Templeton Investment Counsel, Inc.," and Trusco Capital Management, Inc. to the list of investment advisers under the heading "Investment Alternatives."

Change all  references  throughout the  prospectus to the  availability  of "44"
Variable Sub-Accounts to "32" Variable Sub-Accounts, and "47" investment alternatives to "35" investment alternatives.

Page 8: Insert the following to the chart describing Portfolio Annual Expenses:


                                                                                                 Total Annual
                                                       Management     Rule 12b-1      Other       Portfolio
   Portfolio                                               Fee           Fees        Expenses      Expenses
   ---------                                            --------        ------       --------    --------------
   Federated Prime Money Fund II                          0.49          - - -          0.31          0.80%
   Fidelity VIP Overseas Portfolio - Initial Class        0.74          - - -          0.15          0.89%
   Fidelity VIP II Index 500 Portfolio - Initial Class    0.24          - - -          0.04          0.28%
   MFS Research Series(4)                                 0.75          - - -          0.11          0.86%
   Oppenheimer Aggressive Growth Fund/VA                  0.69          - - -          0.02          0.71%
   Oppenheimer Capital Appreciation Fund/VA               0.72          - - -          0.03          0.75%
   Oppenheimer Global Securities Fund/VA                  0.68          - - -          0.06          0.74%
   Oppenheimer Main Street Growth and Income Fund/VA      0.74          - - -          0.05          0.79%
   Oppenheimer Multiple Strategies Fund/VA                0.72          - - -          0.04          0.76%
   Oppenheimer Strategic Bond Fund/VA                     0.74          - - -          0.06          0.80%
   STI Growth and Income Fund(6)                          0.90          - - -          0.30          1.20%
   STI International Equity Fund(1)                       0.78          - - -          0.82          1.60%
   STI Investment Grade Bond Fund(1)                      0.15          - - -          0.60          0.75%
   STI Mid-Cap Equity Fund(1)                             0.77          - - -          0.38          1.15%
   STI Quality Growth Stock Fund(6)                       1.00          - - -          0.30          1.30%
   STI Small Cap Equity Fund(1)                           0.45          - - -          0.75          1.20%
   Templeton Bond Fund - Class 2(5)                       0.50           0.15          0.23          0.88%
   Templeton Stock Fund - Class 2(5)                      0.70           0.25          0.19          1.14%




Page 9: Insert the following after the first sentence of footnote (1) of the chart describing Portfolio Annual Expenses:

                                                                                                      Total Annual
                                                        Management      Rule 12b-1     Other            Portfolio
   Portfolio                                                Fee            Fees       Expenses          Expenses
   ---------                                                ---            ----       --------          --------
   Federated Prime Money Fund II                           0.50           - - -           0.31            0.81%
   Fidelity VIP Overseas Portfolio - Initial Class         0.74           - - -           0.17            0.91%
   Fidelity VIP II Index 500 Portfolio- Initial Class      0.24           - - -           0.11            0.35%
   STI International Equity Fund                           1.25           - - -           0.82            2.07%
   STI Investment Grade Bond Fund                          0.74           - - -           0.60            1.34%
   STI Mid-Cap Equity Fund                                 1.15           - - -           0.38            1.53%
   STI Small Cap Equity Fund                               1.15           - - -           0.75            1.90%

Page 9: Add the following to footnote (3) of the chart describing Portfolio Annual Expenses:

     Absent reimbursements by MFS, "Other Expenses" for the Portfolio, expressed as a percentage of average net assets, would have been 4.32%.


Page 9: Delete footnote (4) to the chart describing Portfolio Annual Expenses and add the following footnotes:

(4) The Portfolio has an expense offset arrangement and directed brokerage arrangements that have the effect of reducing the Portfolio's expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the Portfolio.

(5) Class 2 of the Templeton Bond Fund has a distribution plan or "Rule 12b-1 plan" as described in the Fund prospectus. Because no Class 2 shares of Templeton Bond Fund were issued as of December 31, 1998, figures (other than "12b-1 Fees") are based on the expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1998, plus Class 2's maximum annual Rule 12b-1 fee of 0.15%. See the Templeton Variable Products Series Fund prospectus for more information about the Rule 12b-1 fees payable under the Fund's distribution plan.

(6) As of December 31, 1999, the Portfolio had not commenced operations. "Other Expenses" are based on estimated amounts for the current year.


Page 10:  Insert the following to Example 1:

Variable Sub-Account                                            1 Year    3 Years     5 Years     10 Years
--------------------                                            ------    -------     -------     --------
Federated Prime Money Fund II                                    $78        $126        $168        $302
Fidelity VIP Overseas                                            $77        $123        $162        $291
Fidelity VIP II Index 500                                        $71        $104        $131        $227
MFS Research                                                     $77        $122        $161        $288
Oppenheimer Aggressive Growth                                    $75        $117        $153        $272
Oppenheimer Capital Appreciation                                 $76        $118        $155        $276
Oppenheimer Global Securities                                    $76        $118        $155        $275
Oppenheimer Main Street Growth and Income                        $76        $120        $157        $280
Oppenheimer Multiple Strategies                                  $76        $119        $156        $277
Oppenheimer Strategic Bond                                       $76        $120        $158        $282
STI Growth and Income                                            $80        $132        $178        $321
STI International Equity                                         $84        $144        $198        $360
STI Investment Grade Bond                                        $76        $118        $155        $276
STI Mid-Cap Equity                                               $80        $131        $176        $317
STI Quality Growth Stock                                         $81        $135        $183        $331
STI Small Cap Equity                                             $80        $132        $178        $321
Templeton Bond                                                   $77        $122        $162        $290
Templeton Stock                                                  $80        $130        $175        $316



Page 11:  Insert the following to Example 2:

Variable Sub-Account                                            1 Year    3 Years     5 Years     10 Years
--------------------                                            ------    -------     -------     --------
Federated Prime Money Fund II                                    $27        $84         $143        $302
Fidelity VIP Overseas                                            $26        $80         $137        $291
Fidelity VIP II Index 500                                        $20        $61         $105        $227
MFS Research                                                     $26        $79         $135        $288
Oppenheimer Aggressive Growth                                    $24        $75         $128        $272
Oppenheimer Capital Appreciation                                 $25        $76         $130        $276
Oppenheimer Global Securities                                    $25        $76         $129        $275
Oppenheimer Main Street Growth and Income                        $25        $77         $132        $280
Oppenheimer Multiple Strategies                                  $25        $76         $130        $277
Oppenheimer Strategic Bond                                       $25        $78         $132        $282
STI Growth and Income                                            $29        $90         $153        $321
STI International Equity                                         $33        $102        $173        $360
STI Investment Grade Bond                                        $25        $76         $130        $276
STI Mid-Cap Equity                                               $29        $88         $150        $317
STI Quality Growth Stock                                         $30        $93         $158        $331
STI Small Cap Equity                                             $29        $90         $153        $321
Templeton Bond                                                   $26        $80         $136        $290
Templeton Stock                                                  $29        $88         $150        $316


Page 12: Replace the last two sentences of the second paragraph under Financial Information with the following:

     The financial statements of Glenbrook and the Variable Account, including unaudited financial statements for the period ended September 30, 1999, appear in the Statement of Additional Information.

Page 16: Insert the following to the table describing the investment objective and investment adviser of each Portfolio:

----------------------------------------------------- ------------------------------------------- ---------------------------------
Portfolio:                                            Each Portfolio Seeks:                       Investment Adviser*
----------------------------------------------------- ------------------------------------------- ---------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                         Current income consistent with the          Federated Investment Management
                                                      stability of principal and liquidity                    Company

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (VIP) *
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class       Long-term growth of capital                  Fidelity Management & Research
                                                                                                              Company
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund II (VIPII) *
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio - Initial Class   Investment results that correspond to the    Fidelity Management & Research
                                                      total return of common stocks publicly                  Company
                                                      traded in the United States, as
                                                      represented by the S&P 500
----------------------------------------------------- ------------------------------------------- ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable  Insurance Trust SM
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
MFS Research Series                                   Long-term growth of capital and future         MFS Investment Management(R)
                                     income
----------------------------------------------------- ------------------------------------------- ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       OppenheimerFunds, Inc.
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Aggressive Growth Fund/VA                 Capital appreciation
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Capital Appreciation Fund/VA              Capital appreciation
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Global Securities Fund/VA                 Long-term capital appreciation
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Main Street Growth and Income Fund/VA     High total return, which includes
                                                      growth in the value of its shares
                                                      as well as  current income,  from
                                                      equity  and   debt securities
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Multiple Strategies Fund/VA               A high total investment   return  which
                                                      includes current  income  and  capital
                                                      appreciation in   the   value   of  its
                                                      shares.
----------------------------------------------------- ------------------------------------------- ---------------------------------
Oppenheimer Strategic Bond Fund/VA                    High level of current income
----------------------------------------------------- ------------------------------------------- ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
STI Growth and Income Fund                            Long-term capital appreciation with the     Trusco Capital Management, Inc.
                                                      secondary goal of current income
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
STI International Equity Fund                         Long-term capital appreciation              STI Capital Management, N.A.
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
STI Investment Grade Bond Fund                        High total return through current income    STI Capital Management, N.A.
                                                      and capital appreciation, while
                                                      preserving the principal amount invested
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
STI Mid-Cap Equity Fund Capital appreciation STI Capital Management, N.A.
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
STI Quality Growth Stock Fund                         Long-term capital appreciation with         Trusco Capital Management, Inc.
                                                      nominal dividend income
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
STI Small Cap Equity Fund                             Capital appreciation with the secondary     STI Capital Management, N.A.
                                                      goal of current income
----------------------------------------------------- ------------------------------------------- ---------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Templeton Bond Fund - Class 2                         High current income                          Templeton Investment Counsel,
                                                                                                                Inc.
----------------------------------------------------- ------------------------------------------- ---------------------------------
----------------------------------------------------- ------------------------------------------- ---------------------------------
Templeton Stock Fund - Class 2                        Long-term capital growth                     Templeton Investment Counsel,
                                                                                                                Inc.
----------------------------------------------------- ------------------------------------------- ---------------------------------

* The following entities serve as sub-advisers to the Portfolios indicated below:

----------------------------------------------------------- --------------------------------------------------------------------
Portfolio                                                   Sub-Adviser(s)
----------------------------------------------------------- --------------------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial Class             Fidelity Management & Research (U.K.) Inc.; Fidelity Management &
                                                            Research Far East Inc.; Fidelity International Investment
                                                            Advisors; and Fidelity International Investment Advisors (UK)

----------------------------------------------------------- --------------------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio - Initial Class         Bankers Trust Company
----------------------------------------------------------- --------------------------------------------------------------------


Page 29: Replace the first sentence of the third paragraph under the sub-heading THE VARIABLE ACCOUNT with the following:

     The Variable Account consists of 66 Variable Sub-Accounts, of which 32 are currently available for investment under the Contract.

Page A-1 (Appendix A): Add the following  after the table of  Accumulation  Unit
Values:

     As of September 30, 1999, there were no Accumulation Unit Values to report for the following Variable Sub-Accounts, which had not commenced operations as of that date: the Federated Prime Money Fund II, Fidelity Overseas, Fidelity Index 500, MFS Research, Oppenheimer Aggressive Growth,
     Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer Main Street Growth and Income, Oppenheimer Multiple Strategies, Oppenheimer Strategic Bond, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI Quality Growth Stock, STI Small Cap Equity, Templeton Bond, and Templeton Stock Variable Sub-Accounts.

                            Glenbrook Life and Annuity Company
                      Glenbrook Life Multi-Manager Variable Account

                         Supplement, dated January 21, 2000, to
                           Glenbrook Provider Variable Annuity
                           Statement of Additional Information
                                    dated May 1, 1999

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Glenbrook Provider Variable Annuity Contract (the "Contract") offered by SunTrust Annuities, Inc. ("SunTrust Annuities") and sold under the direction of SunTrust Securities, Inc., a registered broker-dealer ("SunTrust Securities"). SunTrust Annuities and SunTrust Securities are affiliates of SunTrust Banks, Inc. This supplement supersedes any prior supplement(s) to the Statement of Additional Information. For convenience, we sometimes refer to the Contract as the Glenbrook Enhanced SunTrust Provider Variable Annuity contract ("Enhanced SunTrust Provider Contract").

With respect to the Enhanced SunTrust Provider Contracts, delete all references in the statement of additional information to the following Portfolios and to any corresponding Variable Sub-Account:


    AIM V.I. Diversified Income Fund                      Goldman Sachs Capital Growth Fund
    AIM V.I. Global Utilities Fund                        Goldman Sachs Mid Cap Equity Fund
    AIM V.I. Government Securities Fund                   Goldman Sachs International Equity Fund
    AIM V.I. International Equity Fund                    Goldman Sachs Global Income Fund
    American Century VP Balanced                          Morgan Stanley Fixed Income
    American Century VP International                     Morgan Stanley Equity Growth
    Dreyfus Socially Responsible Growth                   Morgan Stanley Value
    Dreyfus Stock Index                                   Morgan Stanley Mid Cap Value
    Dreyfus VIF Growth and Income                         Morgan Stanley U.S. Real Estate
    Dreyfus VIF Money Market                              Morgan Stanley Global Equity
    Dreyfus VIF Small Company Stock                       Morgan Stanley International Magnum
    Goldman Sachs Growth and Income Fund                  MFS New Discovery
    Goldman Sachs CORE U.S. Equity Fund                   Neuberger & Berman AMT Guardian
    Goldman Sachs CORE Large Cap Growth Fund              Neuberger & Berman AMT Mid-Cap Growth
    Goldman Sachs CORE Small Cap Equity Fund              Neuberger & Berman AMT Partners


Pages 4, 10 & 15: Insert "(except as otherwise indicated)" after the date in the first sentence of the fourth paragraph under Standardized Total Returns, after the date in the first sentence of the third paragraph under Non-Standardized Total Returns, and after the date in the first sentence of the second paragraph under Adjusted Historical Total Returns.

Page 4: Append the following to the fifth  paragraph  under  Standardized  Total
Returns:

     No standardized  total returns are shown for the Federated Prime Money Fund
     II. In addition, no standardized total returns are shown for the Fidelity VIP II Index 500, Fidelity VIP Overseas, Oppenheimer Multiple Strategies, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI Quality Growth Stock, STI Small Cap Equity, and Templeton Bond Variable Sub-Accounts, because they commenced operations on January 21, 2000.

Page 10: Append the following after the charts showing standardized total returns for the Enhanced Provider Contracts:

                       Since inception* through December 31, 1999
----------------------------------------- -------------------------- --------------------------- ---------------------------
                                            Without the Enhanced
                                            Death Benefit Rider or
                                           the Enhanced Death and                                 With the Enhanced Death
                                               Income Benefit         With the Enhanced Death        and Income Benefit
Variable Sub-Account                          Combination Rider            Benefit Rider             Combination Rider
--------------------                          -----------------            -------------             -----------------
----------------------------------------- -------------------------- --------------------------- ---------------------------
MFS Research                                      1.31%                         1.30%                    1.29%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Capital Appreciation                  2.75%                         2.74%                    2.73%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Aggressive Growth                     9.90%                         9.89%                    9.88%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Strategic Bond                       -5.02%                        -5.02%                   -5.03%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Main Street Growth and
Income                                           -1.73%                        -1.74%                   -1.75%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Global Securities                     3.78%                         3.77%                    3.77%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Templeton Stock                                  -1.06%                        -1.07%                   -1.08%
----------------------------------------- -------------------------- --------------------------- ---------------------------

     * The Variable Sub-Accounts listed above commenced operations on December 17, 1999. Performance information is not annualized.

Page 11: Append the following after the first sentence of the third paragraph under Non-Standardized Total Returns:

          No non-standardized total returns are shown for the Fidelity VIP II Index 500, Fidelity VIP Overseas, Oppenheimer Multiple Strategies, STI Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI Quality Growth Stock, STI Small Cap Equity, and Templeton Bond Variable Sub-Accounts, because they commenced operations on January 21, 2000.

Page 11: Append the following after the charts showing non-standardized total returns for the Enhanced Provider Contracts:

                       Since inception* through December 31, 1999
----------------------------------------- -------------------------- --------------------------- ---------------------------
                                            Without the Enhanced
                                           Death Benefit Rider or
                                           the Enhanced Death and                                 With the Enhanced Death
                                               Income Benefit         With the Enhanced Death        and Income Benefit
Variable Sub-Account                          Combination Rider            Benefit Rider             Combination Rider
--------------------                          -----------------            -------------             -----------------
----------------------------------------- -------------------------- --------------------------- ---------------------------
MFS Research                                       6.48%                         6.47%                    6.46%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Capital Appreciation                   7.92%                         7.92%                    7.91%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Aggressive Growth                     15.07%                        15.06%                   15.05%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Strategic Bond                         0.16%                         0.15%                    0.14%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Main Street Growth and
Income                                             3.44%                         3.43%                    3.42%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Oppenheimer Global Securities                      8.96%                         8.95%                    3.77%
----------------------------------------- -------------------------- --------------------------- ---------------------------
Templeton Stock                                    4.11%                         4.11%                    4.10%
----------------------------------------- -------------------------- --------------------------- ---------------------------

* The Variable Sub-Accounts listed above commenced operations on December 17, 1999. Performance information is not annualized.

Page 16: Insert the following to the chart describing the inception dates of the
Portfolios:

    Portfolio                                          Inception Date
    ---------                                          --------------
    Fidelity VIP II Index 500                             8/27/92
    Fidelity VIP Overseas                                 1/28/87
    MFS Research                                          7/26/95
    Oppenheimer Multiple Strategies                        2/9/87
    Oppenheimer Aggressive Growth                         8/15/86
    Oppenheimer Capital Appreciation                       4/3/95
    Oppenheimer Global Securities                         11/1/90
    Oppenheimer Main Street Growth and Income              7/1/95
    Oppenheimer Strategic Bond                             5/3/93
    STI Growth and Income                                12/31/99
    STI International Equity                              11/7/96
    STI Investment Grade Bond                             10/2/95
    STI Mid-Cap Equity                                    10/2/95
    STI Quality Growth Stock                             12/31/99
    STI Small Cap Equity                                 10/21/97
    Templeton Bond                                        8/24/88
    Templeton Stock                                       8/24/88

Page 17: Insert the following after the tables describing the Adjusted Historical Total Returns for the Enhanced Provider Contracts:

     The adjusted historical returns for the following new Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Federated Prime Money Fund II. No adjusted historical total returns are shown for the STI Growth and Income or STI Quality Growth Stock Funds which commenced operations on December 31, 1999.

     (Without the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Combination Rider)

    ------------------------------------------------------- ---------------- ------------------ ---------------------
                                                                                                 10 Years or Since
                                                                                                    Inception of
    Variable Sub-Account                                        1 Year            5 Years        Portfolio if less
    --------------------                                        ------            -------        -----------------

    Fidelity Index 500                                          19.16%            26.67%               19.70%
    Fidelity Overseas                                           41.04%            15.98%               10.13%
    MFS Research                                                17.46%              N/A                21.00%
    Oppenheimer Capital Appreciation                            34.86%            28.93%               16.23%
    Oppenheimer Aggressive Growth                               76.34%            27.98%               17.76%
    Oppenheimer Strategic Bond                                  -3.52%             6.56%                5.79%
    Oppenheimer Main Street Growth and Income                   15.14%              N/A                23.95%
    Oppenheimer Global Securities                               51.50%            19.97%               15.40%
    Oppenheimer Multiple Strategies Fund/VA                     10.52%            13.09%               9.57%
    STI International Equity                                     7.57%              N/A                10.82%
    STI Investment Grade Bond                                   -2.86%              N/A                4.02%
    STI Mid-Cap Equity                                          12.53%              N/A                13.36%
    STI Small Cap Equity                                        -5.87%              N/A                -9.74%
    Templeton Bond Fund - Class 2                                1.49%             6.02%               5.55%
    Templeton Stock - Class 2


    (With Enhanced Death Benefit Rider)*

    ------------------------------------------------------- ---------------- ------------------ ---------------------
                                                                                                 10 Years or Since
                                                                                                    Inception of
    Variable Sub-Account                                        1 Year            5 Years        Portfolio if less
    --------------------                                        ------            -------        -----------------

    Fidelity Index 500                                          18.90%            26.40%               19.44%
    Fidelity Overseas                                           40.74%            15.72%                9.89%
    MFS Research                                                17.19%              N/A                20.73%
    Oppenheimer Capital Appreciation                            34.56%            28.64%               15.98%
    Oppenheimer Aggressive Growth                               75.94%            27.69%               17.50%
    Oppenheimer Strategic Bond                                  -3.75%             6.32%                5.55%
    Oppenheimer Main Street Growth and Income                   14.88%              N/A                23.67%
    Oppenheimer Global Securities                               51.16%            19.70%               15.15%
    Oppenheimer Multiple Strategies Fund/VA                     10.28%            12.84%                9.33%
    STI International Equity                                     7.33%              N/A                10.58%
    STI Investment Grade Bond                                   -3.07%              N/A                 3.79%
    STI Mid-Cap Equity                                          12.28%              N/A                13.11%
    STI Small Cap Equity                                        -6.08%              N/A                -9.94%
    Templeton Bond Fund - Class 2                                1.26%             5.79%                5.32%
    Templeton Stock - Class 2


    (With Enhanced Death and Income Benefit Combination Rider)*

    ------------------------------------------------------- ---------------- ------------------ ---------------------
                                                                                                 10 Years or Since
                                                                                                    Inception of
    Variable Sub-Account                                        1 Year            5 Years        Portfolio if less
    --------------------                                        ------            -------        -----------------
    Fidelity Index 500                                          18.65%            26.12%               19.18%
    Fidelity Overseas                                           40.44%            15.47%                9.65%
    MFS Research                                                17.14%              N/A                20.72%
    Oppenheimer Capital Appreciation                            34.51%            28.63%               15.98%
    Oppenheimer Aggressive Growth                               75.87%            27.68%               17.50%
    Oppenheimer Strategic Bond                                  -3.78%             6.31%                5.55%
    Oppenheimer Main Street Growth and Income                   14.84%              N/A                23.66%
    Oppenheimer Global Securities                               51.10%            19.70%               15.14%
    Oppenheimer Multiple Strategies                             10.03%            12.59%               9.08%
    STI International Equity                                     7.09%              N/A                10.34%
    STI Investment Grade Bond                                   -3.28%              N/A                3.56%
    STI Mid-Cap Equity                                          12.03%              N/A                12.86%
    STI Small Cap Equity                                        -6.28%              N/A               -10.14%
    Templeton Bond Fund - Class 2                                1.04%             5.56%               5.09%
    Templeton Stock - Class 2


Page 27: Replace the sentence under the heading "Experts" with the following:

     The financial statements and related financial statement schedule of Glenbrook as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 that appear in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the Variable Account as of December 31, 1998 and for the periods indicated in the table of contents to the financial statements appearing in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Page 28: Replace the first sentence under Financial Statements with the following:

     The financial statements of the Variable Account and Glenbrook as of and for the periods ended December 31, 1998, and the accompanying Independent Auditors' Report appear on the pages that follow. The financial statements of the Variable Account and Glenbrook for the period ended September 30, 1999 are unaudited.

Financial Statements: Insert the following unaudited financial statements for the Variable Account and Glenbrook after the audited financial statements for the Variable Account and Glenbrook as of and for the period ended December 31, 1998 that are attached to the Glenbrook Provider Variable Annuity Statement of Additional Information dated May 1, 1999.

Glenbrook Life Multi-Manager Variable Account

Financial Statements as of September 30, 1999
(unaudited)

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENT OF NET ASSETS
September 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
(unaudited)

     NET ASSETS
     Allocation to Sub-Accounts  investing in the AIM Variable  Insurance Funds, Inc. :
         V.I. Capital Appreciation,  15,969 shares (cost $386,606)                                                        $ 428,753
         V.I. Diversified Income,  20,990 shares (cost $237,048)                                                            224,587
         V.I. Government Securities,   35,425 shares (cost $390,630)                                                        417,100
         V.I. Growth,   26,191 shares (cost $619,195)                                                                       717,198
         V.I. Growth and Income,   43,024 shares (cost $921,928)                                                          1,127,175
         V.I. International Equity,    3,693 shares (cost $74,909)                                                           79,169
         V.I. Global Utilities,   1,072 shares (cost $19,493)                                                                19,746
         V.I. Value,    63,527 shares (cost $1,615,669)                                                                   1,889,720
         V.I. Balanced,   19,649 shares (cost $227,506)                                                                     225,833
         V.I. High Yield,    1,644 shares (cost $15,349)                                                                     15,288

     Allocation to Sub-Accounts investing in the American Century Variable Portfolios, Inc.:
         American Century VP Balanced,  33,978 shares (cost $268,519)                                                       245,322
         American Century VP International,  11,045 shares (cost $85,259)                                                    93,553

     Allocation to  Sub-Accounts  investing in the Dreyfus  Variable  Investment Fund:
         VIF Growth and Income,  20,317 shares (cost $449,686)                                                              471,357
         VIF Money Market,   108,872 shares (cost $108,872)                                                                 108,872
         VIF Small Company Stock,   6,130 shares (cost $91,202)                                                              90,340

     Allocation to Sub-Account investing in the Dreyfus Socially Responsible Growth Fund,
         Inc.,  6,383 shares (cost $196,995)                                                                                215,171

     Allocation to Sub-Account investing in the Dreyfus Stock Index Fund,  59,499 shares (cost $1,800,445)                2,006,926

     Allocation  to  Sub-Accounts  investing  in the Morgan  Stanley Dean Witter Variable Investment Series:
         VIS Dividend Growth                                                                                                      -
         VIS European Growth                                                                                                      -
         VIS Quality Income Plus                                                                                                  -
         VIS Utilities                                                                                                            -

     Allocation to Sub-Accounts investing in the Fidelity Variable Insurance Products Fund:
         VIP Growth,    13,233 shares (cost $542,363)                                                                       588,475
         VIP High Income,   32,602 shares (cost $376,041)                                                                   358,411
         VIP Equity-Income,   58,598 shares (cost $1,446,162)                                                             1,457,924

     Allocation to  Sub-Accounts  investing in the Fidelity  Variable  Insurance Products Fund II:
         VIP II Contrafund,   22,871 shares (cost $527,234)                                                                 568,108

     Allocation to Sub-Accounts investing in the MFS Variable Insurance Trust:
         MFS Emerging Growth,  22,553 shares (cost $485,694)                                                                551,882
         MFS Limited Maturity,  7,183 shares (cost $76,667)                                                                  74,268
         MFS Growth With Income,  7,067 shares (cost $144,548)                                                              136,243
         MFS New Discovery,  2,389 shares (cost $28,360)                                                                     27,403





     See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENT OF NET ASSETS (continued)
September 30, 1999
----------------------------------------------------------------------------------------------------------------------------------
(unaudited)

     NET ASSETS
     Allocation to Sub-Accounts investing in the Goldman Sachs Variable Insurance Trust:
         Growth and Income,    2,714 shares (cost $30,396)                                                                 $ 27,493
         CORE U.S. Equity,    18,935 shares (cost $237,197)                                                                 232,717
         CORE Large Cap Growth,                                                                                                   -
         CORE Small Cap Equity, 19,917 shares (cost $175,453)                                                               181,645
         Capital Growth,  2,170 shares (cost $26,173)                                                                        26,045
         Mid Cap Value,                                                                                                           -
         International Equity                                                                                                     -
         Global Income                                                                                                            -

     Allocation  to  Sub-Accounts  investing  in the Morgan  Stanley Dean Witter Universal Funds, Inc.:
         Fixed Income, 1,471 shares (cost $15,372)                                                                           15,494
         Equity Growth,   6,251 shares (cost $103,762)                                                                      107,972
         Value  15,718 shares (cost $185,139)                                                                               166,004
         Mid Cap Value,    1,028 shares (cost $15,924)                                                                       15,989
         U.S. Real Estate                                                                                                         -
         Global Equity,    191 shares (cost $2,462)                                                                           2,537
         International Magnum                                                                                                     -

     Allocation to Sub-Accounts investing in the Neuberger & Berman Advisers Management Trust:
         AMT Guardian, 2,545 shares (cost $39,765)                                                                           34,683
         AMT Partners, 9,657 shares (cost $188,365)                                                                         174,314
         AMT Mid-Cap Growth, 275 shares (cost $4,247)                                                                         4,489

     Allocation to Sub-Accounts investing in the STI Classic Variable Trust:
         STI Capital Appreciation Fund                                                                                            -
         STI Value Income Stock Fund                                                                                              -
                                                                                                                      --------------

         Total Assets                                                                                                    13,128,206

     LIABILITIES
     Payable to Glenbrook Life and Annuity Company:
         Accrued contract charges                                                                                             3,706
                                                                                                                      --------------

             Net Assets                                                                                                $ 13,124,500
                                                                                                                      ==============














     See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
(unaudited)


                                                          AIM Variable Insurance Funds, Inc. Sub-account
                                              --------------------------------------------------------------------

                                                            For the Nine Months Ended September 30, 1999
                                              --------------------------------------------------------------------

                                                 V.I.           V.I.          V.I.                        V.I.
                                                Capital      Diversified   Government       V.I.        Growth &
                                              Appreciation     Income      Securities      Growth        Income
                                              ------------   -----------   -----------   -----------   -----------
    INVESTMENT INCOME
    Dividends                                 $     6,867    $   11,966    $        -    $   26,540    $   12,017
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                  (3,705)       (2,157)       (2,398)       (5,853)      (10,600)
       Administrative expense                        (273)         (167)         (178)         (448)         (803)
                                              ------------   -----------   -----------   -----------   -----------

         Net investment income (loss)               2,889         9,642        (2,576)       20,239           614
                                              ------------   -----------   -----------   -----------   -----------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                          38,741        48,286        11,055        41,879       130,033
      Cost of investments sold                     45,802        65,300        12,278        61,310       123,492
                                              ------------   -----------   -----------   -----------   -----------

         Net realized gains (losses)               (7,061)      (17,014)       (1,223)      (19,431)        6,541
                                              ------------   -----------   -----------   -----------   -----------

    Change in unrealized gains (losses)            21,695        (2,089)         (352)       46,463        64,909
                                              ------------   -----------   -----------   -----------   -----------

         Net gains (losses) on investments         14,634       (19,103)       (1,575)       27,032        71,450
                                              ------------   -----------   -----------   -----------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $    17,523    $   (9,461)   $   (4,151)   $   47,271    $   72,064
                                              ============   ===========   ===========   ===========   ===========



















    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
(unaudited)


                                                         AIM Variable Insurance Funds, Inc. Sub-account
                                              --------------------------------------------------------------------

                                                            For the Nine Months Ended September 30, 1999
                                              --------------------------------------------------------------------

                                                 V.I.          V.I.                                       V.I.
                                              International   Global         V.I.           V.I.          High
                                                Equity       Utilities       Value        Balanced       Yield
                                              -----------   ------------  ------------   -----------   -----------
    INVESTMENT INCOME
    Dividends                                 $      626    $         -   $    52,775    $        -    $        -
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                   (734)           (97)      (15,230)       (1,186)          (50)
       Administrative expense                        (56)            (7)       (1,156)          (82)           (4)
                                              -----------   ------------  ------------   -----------   -----------

         Net investment income (loss)               (164)          (104)       36,389        (1,268)          (54)
                                              -----------   ------------  ------------   -----------   -----------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                          5,271            103       194,003        10,076            52
      Cost of investments sold                    10,333            101       167,254        10,007            52
                                              -----------   ------------  ------------   -----------   -----------

         Net realized gains (losses)              (5,062)             2        26,749            69             -
                                              -----------   ------------  ------------   -----------   -----------

    Change in unrealized gains (losses)            6,956            254       103,943        (1,875)          (61)
                                              -----------   ------------  ------------   -----------   -----------

         Net gains (losses) on investments         1,894            256       130,692        (1,806)          (61)
                                              -----------   ------------  ------------   -----------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $    1,730    $       152   $   167,081    $   (3,074)   $     (115)
                                              ===========   ============  ============   ===========   ===========



















    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
(unaudited)


                                              American Century Variable         Dreyfus Variable Investment Fund
                                              Portfolios, Inc. Sub-account                 Sub-account
                                              ----------------------------   ---------------------------------------

                                                             For the Nine Months Ended September 30, 1999
                                              ----------------------------------------------------------------------

                                               American      American          VIF           VIF            VIF
                                               Century        Century      Growth and       Money       Small Company
                                              VP Balanced   VP International Income        Market          Stock
                                              ------------  -----------    ------------   ------------  ------------
    INVESTMENT INCOME
    Dividends                                 $   33,476    $         -    $     3,668   $     5,209    $         -
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                 (2,278)          (830)        (4,455)       (1,542)          (902)
       Administrative expense                       (175)           (62)          (342)         (116)           (65)
                                              -----------   ------------   ------------  ------------   ------------

         Net investment income (loss)             31,023           (892)        (1,129)        3,551           (967)
                                              -----------   ------------   ------------  ------------   ------------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                          2,169            781         38,638        87,281         10,832
      Cost of investments sold                     2,316            746         36,625        87,281         11,006
                                              -----------   ------------   ------------  ------------   ------------

         Net realized gains (losses)                (147)            35          2,013             -           (174)
                                              -----------   ------------   ------------  ------------   ------------

    Change in unrealized gains (losses)          (28,866)         8,650          8,091             -         (4,065)
                                              -----------   ------------   ------------  ------------   ------------

         Net gains (losses) on investments       (29,013)         8,685         10,104             -         (4,239)
                                              -----------   ------------   ------------  ------------   ------------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $    2,010    $     7,793    $     8,975   $     3,551    $    (5,206)
                                              ===========   ============   ============  ============   ============


















    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------------------------------
(unaudited)




                                              Dreyfus Socially
                                               Responsible      Dreyfus Stock      Morgan Stanley Dean Witter
                                              Growth Fund, Inc. Index Fund         Variable Investment Series
                                                Sub-account     Sub-account               Sub-account
                                              ---------------   -----------   --------------------------------------


                                                             For the Nine Months Ended September 30, 1999
                                              ----------------------------------------------------------------------

                                              Dreyfus Socially                   VIS          VIS           VIS
                                               Responsible      Dreyfus Stock  Dividend     European      Quality
                                              Growth Fund, Inc. Index Fund      Growth       Growth      Income Plus
                                              ---------------   -----------   -----------  -----------   -----------
    INVESTMENT INCOME
    Dividends                                 $        4,551    $   23,858    $        -   $        -    $        -
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                     (1,385)      (18,738)            -            -             -
       Administrative expense                           (106)       (1,419)            -            -             -
                                              ---------------   -----------   -----------  -----------   -----------

         Net investment income (loss)                  3,060         3,701             -            -             -
                                              ---------------   -----------   -----------  -----------   -----------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                             (2,268)      199,938             -            -             -
      Cost of investments sold                         2,291       181,160             -            -             -
                                              ---------------   -----------   -----------  -----------   -----------

         Net realized gains (losses)                  (4,559)       18,778             -            -             -
                                              ---------------   -----------   -----------  -----------   -----------

    Change in unrealized gains (losses)               10,260        24,784             -            -             -
                                              ---------------   -----------   -----------  -----------   -----------

         Net gains (losses) on investments             5,701        43,562             -            -             -
                                              ---------------   -----------   -----------  -----------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $        8,761    $   47,263    $        -   $        -    $        -
                                              ===============   ===========   ===========  ===========   ===========















    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------
(unaudited)


                                              Morgan Stanley
                                               Dean Witter
                                                Variable                                           Fidelity Variable
                                              Investment Series   Fidelity Variable Insurance      Insurance Products
                                                 Sub-account      Products Fund Sub-account        Fund II Sub-account
                                              --------------   --------------------------------    -------------------

                                                              For the Nine Months Ended September 30, 1999
                                              ------------------------------------------------------------------------

                                                                               VIP          VIP
                                                   VIS            VIP         High        Equity-         VIP II
                                                Utilities       Growth       Income       Income        Contrafund
                                              --------------   ----------   ----------   ----------   ----------------
    INVESTMENT INCOME
    Dividends                                 $           -    $  26,003    $  33,365    $  63,618    $        12,548
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                         -       (3,954)      (3,595)     (14,039)            (4,497)
       Administrative expense                             -         (308)        (270)      (1,066)              (334)
                                              --------------   ----------   ----------   ----------   ----------------

         Net investment income (loss)                     -       21,741       29,500       48,513              7,717
                                              --------------   ----------   ----------   ----------   ----------------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                                 -       22,989       26,073      181,942             52,360
      Cost of investments sold                            -       23,265       40,629      172,412             52,234
                                              --------------   ----------   ----------   ----------   ----------------

         Net realized gains (losses)                      -         (276)     (14,556)       9,530                126
                                              --------------   ----------   ----------   ----------   ----------------

    Change in unrealized gains (losses)                   -        3,272      (18,335)     (35,127)            (2,545)
                                              --------------   ----------   ----------   ----------   ----------------

         Net gains (losses) on investments                -        2,996      (32,891)     (25,597)            (2,419)
                                              --------------   ----------   ----------   ----------   ----------------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $           -    $  24,737    $  (3,391)   $  22,916    $         5,298
                                              ==============   ==========   ==========   ==========   ================













    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------
(unaudited)



                                                                                                    Goldman Sachs
                                                                                                    Variable Insurance
                                                   MFS Variable Insurance Trust Sub-account         Trust Sub-account
                                              ----------------------------------------------------  ---------------

                                                            For the Nine Months Ended September 30, 1999
                                              ---------------------------------------------------------------------

                                              MFS Emerging  MFS Limited  MFS Growth     MFS New       Growth and
                                                Growth       Maturity    With Income   Discovery        Income
                                              -----------   -----------  -----------   -----------  ---------------
    INVESTMENT INCOME
    Dividends                                 $        -    $    1,987   $      189    $        -   $            -
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                 (3,470)         (661)        (462)          (43)            (167)
       Administrative expense                       (254)          (49)         (34)           (3)             (12)
                                              -----------   -----------  -----------   -----------  ---------------

         Net investment income (loss)             (3,724)        1,277         (307)          (46)            (179)
                                              -----------   -----------  -----------   -----------  ---------------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                         15,559        (2,100)      15,071            43            8,561
      Cost of investments sold                    14,529           778       15,360            44            8,492
                                              -----------   -----------  -----------   -----------  ---------------

         Net realized gains (losses)               1,030        (2,878)        (289)           (1)              69
                                              -----------   -----------  -----------   -----------  ---------------

    Change in unrealized gains (losses)           43,854         1,107       (8,305)         (957)          (2,971)
                                              -----------   -----------  -----------   -----------  ---------------

         Net gains (losses) on investments        44,884        (1,771)      (8,594)         (958)          (2,902)
                                              -----------   -----------  -----------   -----------  ---------------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $   41,160    $     (494)  $   (8,901)   $   (1,004)  $       (3,081)
                                              ===========   ===========  ===========   ===========  ===============












    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
(unaudited)





                                                        Goldman Sachs Variable Insurance Trust Sub-account
                                              --------------------------------------------------------------------

                                                            For the Nine Months Ended September 30, 1999
                                              --------------------------------------------------------------------

                                                               CORE          CORE
                                                 CORE        Large Cap     Small Cap      Capital       Mid Cap
                                              U.S. Equity     Growth        Equity         Growth        Value
                                              -----------   ------------  ------------   -----------   -----------
    INVESTMENT INCOME
    Dividends                                 $        -    $         -   $         -    $        -    $        -
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                 (1,378)             -        (1,105)         (136)          (14)
       Administrative expense                        (93)             -           (74)           (9)           (1)
                                              -----------   ------------  ------------   -----------   -----------

         Net investment income (loss)             (1,471)             -        (1,179)         (145)          (15)
                                              -----------   ------------  ------------   -----------   -----------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                         21,296              -        10,921           188         5,133
      Cost of investments sold                    20,759              -        10,141           160         5,036
                                              -----------   ------------  ------------   -----------   -----------

         Net realized gains (losses)                 537              -           780            28            97
                                              -----------   ------------  ------------   -----------   -----------

    Change in unrealized gains (losses)           (4,657)             -         6,191          (128)         (168)
                                              -----------   ------------  ------------   -----------   -----------

         Net gains (losses) on investments        (4,120)             -         6,971          (100)          (71)
                                              -----------   ------------  ------------   -----------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $   (5,591)   $         -   $     5,792    $     (245)   $      (86)
                                              ===========   ============  ============   ===========   ===========










    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
(unaudited)


                                               Goldman Sachs Variable              Morgan Stanley Dean Witter
                                               Insurance Trust Sub-account      Universal Funds, Inc. Sub-account
                                              ----------------------------    ------------------------------------

                                                            For the Nine Months Ended September 30, 1999
                                              --------------------------------------------------------------------

                                              International   Global         Fixed         Equity
                                                Equity        Income        Income         Growth        Value
                                              -----------   ------------  ------------   -----------   -----------
    INVESTMENT INCOME
    Dividends                                 $        -    $         -   $         2    $       59    $       23
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                      -              -           (50)         (498)       (1,123)
       Administrative expense                          -              -            (4)          (33)          (74)
                                              -----------   ------------  ------------   -----------   -----------

         Net investment income (loss)                  -              -           (52)         (472)       (1,174)
                                              -----------   ------------  ------------   -----------   -----------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                              -              -            52        14,159        26,570
      Cost of investments sold                         -              -            52        13,707        26,242
                                              -----------   ------------  ------------   -----------   -----------

         Net realized gains (losses)                   -              -             -           452           328
                                              -----------   ------------  ------------   -----------   -----------

    Change in unrealized gains (losses)                -              -           122         3,930       (19,155)
                                              -----------   ------------  ------------   -----------   -----------

         Net gains (losses) on investments             -              -           122         4,382       (18,827)
                                              -----------   ------------  ------------   -----------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $        -    $         -   $        70    $    3,910    $  (20,001)
                                              ===========   ============  ============   ===========   ===========














    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------
(unaudited)



                                                              Morgan Stanley Dean Witter
                                                           Universal Funds, Inc. Sub-account
                                              ------------------------------------------------------

                                                     For the Nine Months Ended September 30, 1999
                                              ------------------------------------------------------

                                               Mid Cap         U.S.         Global       International
                                                Value       Real Estate     Equity         Magnum
                                              -----------   ------------  ------------   -----------
    INVESTMENT INCOME
    Dividends                                 $      122    $         -   $        11    $        -
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                    (59)             -           (29)            -
       Administrative expense                         (4)             -            (2)            -
                                              -----------   ------------  ------------   -----------

         Net investment income (loss)                 59              -           (20)            -
                                              -----------   ------------  ------------   -----------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                         10,563              -         2,528             -
      Cost of investments sold                    10,577              -         2,511             -
                                              -----------   ------------  ------------   -----------

         Net realized gains (losses)                 (14)             -            17             -
                                              -----------   ------------  ------------   -----------

    Change in unrealized gains (losses)             (244)             -           (18)            -
                                              -----------   ------------  ------------   -----------

         Net gains (losses) on investments          (258)             -            (1)            -
                                              -----------   ------------  ------------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $     (199)   $         -   $       (21)   $        -
                                              ===========   ============  ============   ===========












    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
(unaudited)


                                                    Neuberger & Berman Advisers                STI Classic
                                                   Management Trust Sub-account          Variable Trust Sub-account
                                              ----------------------------------------   -------------------------

                                                            For the Nine Months Ended September 30, 1999
                                              --------------------------------------------------------------------
                                                                              AMT         Capital        Value
                                                 AMT            AMT         Mid-Cap      Appreciation    Income
                                               Guardian      Partners       Growth          Fund       Stock Fund
                                              -----------   ------------  ------------   -----------   -----------
    INVESTMENT INCOME
    Dividends                                 $        -    $       431   $         -    $        -    $        -
    Charges from Glenbrook Life and Annuity Company:
       Mortality and expense risk                   (143)        (1,185)           (6)            -             -
       Administrative expense                        (10)           (79)           (1)            -             -
                                              -----------   ------------  ------------   -----------   -----------

         Net investment income (loss)               (153)          (833)           (7)            -             -
                                              -----------   ------------  ------------   -----------   -----------


    REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
    Realized gains (losses) from sales of investments:
      Proceeds from sales                            451         12,571             6             -             -
      Cost of investments sold                       465         12,684             6             -             -
                                              -----------   ------------  ------------   -----------   -----------

         Net realized gains (losses)                 (14)          (113)            -             -             -
                                              -----------   ------------  ------------   -----------   -----------

    Change in unrealized gains (losses)           (5,082)       (14,051)          242             -             -
                                              -----------   ------------  ------------   -----------   -----------

         Net gains (losses) on investments        (5,096)       (14,164)          242             -             -
                                              -----------   ------------  ------------   -----------   -----------


    CHANGE IN NET ASSETS
    RESULTING FROM OPERATIONS                 $   (5,249)   $   (14,997)  $       235    $        -    $        -
                                              ===========   ============  ============   ===========   ===========













    See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
(unaudited)



                                                                       AIM Variable Insurance Funds, Inc. Sub-account
                                                  ---------------------------------------------------------------------------------

                                                                       For the Nine Months Ended September 30, 1999
                                                  ---------------------------------------------------------------------------------

                                                      V.I.             V.I.             V.I.                             V.I.
                                                    Capital         Diversified      Government           V.I.         Growth &
                                                  Appreciation        Income         Securities          Growth         Income
                                                  -------------    --------------   --------------    -------------  --------------

FROM OPERATIONS
Net investment income (loss)                      $      2,889     $       9,642    $      (2,576)    $     20,239   $         614
Net realized gains (losses)                             (7,061)          (17,014)          (1,223)         (19,431)          6,541
Change in unrealized gains (losses)                     21,695            (2,089)            (352)          46,463          64,909
                                                  -------------    --------------   --------------    -------------  --------------


Change in net assets resulting from operations          17,523            (9,461)          (4,151)          47,271          72,064
                                                  -------------    --------------   --------------    -------------  --------------

FROM CAPITAL TRANSACTIONS
Deposits                                               132,911            85,926                -          271,914         125,772
Benefit payments                                             -                 -          (10,033)               -         (12,064)
Payments on termination                                   (720)          (10,729)               -          (13,059)        (67,439)
Contract maintenance charges                               (85)              (60)            (100)            (220)           (371)
Transfers among the sub-accounts
    and with the Fixed Account - net                    17,367           (29,433)         341,818          (13,550)         68,122
                                                  -------------    --------------   --------------    -------------  --------------

Change in net assets resulting
  from capital transactions                            149,473            45,704          331,685          245,085         114,020
                                                  -------------    --------------   --------------    -------------  --------------

INCREASE (DECREASE) IN NET ASSETS                      166,996            36,243          327,534          292,356         186,084

NET ASSETS AT BEGINNING OF PERIOD                      261,635           188,282           89,448          424,639         940,773
                                                  -------------    --------------   --------------    -------------  --------------

NET ASSETS AT END OF PERIOD                       $    428,631     $     224,525    $     416,982     $    716,995   $   1,126,857
                                                  =============    ==============   ==============    =============  ==============









     See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
(unaudited)



                                                                    AIM Variable Insurance Funds, Inc. Sub-account
                                                  ---------------------------------------------------------------------------------

                                                                       For the Nine Months Ended September 30, 1999
                                                  ---------------------------------------------------------------------------------

                                                      V.I.             V.I.                                              V.I.
                                                  International       Global            V.I.              V.I.           High
                                                     Equity          Utilities          Value           Balanced         Yield
                                                  -------------    --------------   --------------    -------------  --------------

FROM OPERATIONS
Net investment income (loss)                      $     $ (164)    $        (104)   $      36,389     $     (1,268)  $         (54)
Net realized gains (losses)                             (5,062)                2           26,749               69               -
Change in unrealized gains (losses)                      6,956               254          103,943           (1,875)            (61)
                                                  -------------    --------------   --------------    -------------  --------------


Change in net assets resulting from operations           1,730               152          167,081           (3,074)           (115)
                                                  -------------    --------------   --------------    -------------  --------------

FROM CAPITAL TRANSACTIONS
Deposits                                                 3,682                 -          543,466          213,262          15,425
Benefit payments                                             -                 -          (10,108)               -               -
Payments on termination                                 (3,300)                -          (43,729)            (300)              -
Contract maintenance charges                               (16)               (6)            (587)             (62)             (4)
Transfers among the sub-accounts
    and with the Fixed Account - net                    (1,808)           19,595           71,776           11,602             (23)
                                                  -------------    --------------   --------------    -------------  --------------

Change in net assets resulting
  from capital transactions                             (1,442)           19,589          560,818          224,502          15,398
                                                  -------------    --------------   --------------    -------------  --------------

INCREASE (DECREASE) IN NET ASSETS                          288            19,741          727,899          221,428          15,283

NET ASSETS AT BEGINNING OF PERIOD                       78,858                 -        1,161,286            4,341               -
                                                  -------------    --------------   --------------    -------------  --------------

NET ASSETS AT END OF PERIOD                       $     79,146     $      19,741    $   1,889,185     $    225,769   $      15,283
                                                  =============    ==============   ==============    =============  ==============









     See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
-----------------------------------------------------------------------------------------------------------------------------------



                                                    American Century Variable
                                                    Portfolios, Inc. Sub-account     Dreyfus Variable Investment Fund Sub-account
                                                  -------------------------------    ----------------------------------------------

                                                                       For the Nine Months Ended September 30, 1999
                                                  ---------------------------------------------------------------------------------

                                                    American         American             VIF              VIF            VIF
                                                    Century           Century         Growth and          Money       Small Company
                                                  VP Balanced      VP International     Income           Market          Stock
                                                  --------------   -------------     --------------   --------------  -------------

FROM OPERATIONS
Net investment income (loss)                      $     31,023     $        (892)    $      (1,129)   $       3,551   $       (967)
Net realized gains (losses)                               (147)               35             2,013                -           (174)
Change in unrealized gains (losses)                    (28,866)            8,650             8,091                -         (4,065)
                                                  -------------    --------------    --------------   --------------  -------------


Change in net assets resulting from operations           2,010             7,793             8,975            3,551         (5,206)
                                                  -------------    --------------    --------------   --------------  -------------

FROM CAPITAL TRANSACTIONS
Deposits                                                     -                 -            82,986           47,217         20,822
Benefit payments                                             -                 -                 -                -         (3,013)
Payments on termination                                      -                 -           (17,335)          (6,750)             -
Contract maintenance charges                               (35)               (9)             (108)             (18)            (7)
Transfers among the sub-accounts
    and with the Fixed Account - net                    33,044            20,736             3,138          (80,748)         3,010
                                                  -------------    --------------    --------------   --------------  -------------

Change in net assets resulting
  from capital transactions                             33,009            20,727            68,681          (40,299)        20,812
                                                  -------------    --------------    --------------   --------------  -------------

INCREASE (DECREASE) IN NET ASSETS                       35,019            28,520            77,656          (36,748)        15,606

NET ASSETS AT BEGINNING OF PERIOD                      210,235            65,005           393,567          145,589         74,709
                                                  -------------    --------------    --------------   --------------  -------------

NET ASSETS AT END OF PERIOD                       $    245,254     $      93,525     $     471,223    $     108,841   $     90,315
                                                  =============    ==============    ==============   ==============  =============










See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
-----------------------------------------------------------------------------------------------------------------------------------



                                            Dreyfus Socially
                                              Responsible        Dreyfus Stock               Morgan Stanley Dean Witter
                                           Growth Fund, Inc.      Index Fund                 Variable Investment Series
                                              Sub-account         Sub-account                     Sub-account
                                           -------------------   --------------    ------------------------------------------------

                                                                For the Nine Months Ended September 30, 1999
                                           ----------------------------------------------------------------------------------------

                                            Dreyfus Socially                           VIS               VIS              VIS
                                              Responsible        Dreyfus Stock       Dividend         European          Quality
                                           Growth Fund, Inc.      Index Fund          Growth           Growth         Income Plus
                                           -------------------   --------------    --------------   --------------    -------------

FROM OPERATIONS
Net investment income (loss)               $            3,060    $       3,701     $          -     $           -    $           -
Net realized gains (losses)                            (4,559)          18,778                -                 -                -
Change in unrealized gains (losses)                    10,260           24,784                -                 -                -
                                           -------------------   --------------    -------------    --------------   --------------


Change in net assets resulting
 from operations                                        8,761           47,263                -                 -                -
                                           -------------------   --------------    -------------    --------------   --------------

FROM CAPITAL TRANSACTIONS
Deposits                                               44,599          406,908                -                 -                -
Benefit payments                                            -                -                -                 -                -
Payments on termination                                     -          (55,136)               -                 -                -
Contract maintenance charges                              (38)            (719)               -                 -                -
Transfers among the sub-accounts
    and with the Fixed Account - net                   36,296          (13,790)               -                 -                -
                                           -------------------   --------------    -------------    --------------   --------------

Change in net assets resulting
  from capital transactions                            80,857          337,263                -                 -                -
                                           -------------------   --------------    -------------    --------------   --------------

INCREASE (DECREASE) IN NET ASSETS                      89,618          384,526                -                 -                -

NET ASSETS AT BEGINNING OF PERIOD                     125,492        1,621,832                -                 -                -
                                           -------------------   --------------    -------------    --------------   --------------

NET ASSETS AT END OF PERIOD                $          215,110    $   2,006,358     $          -     $           -    $           -
                                           ===================   ==============    =============    ==============   ==============










See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
-----------------------------------------------------------------------------------------------------------------------------




                                         Morgan Stanley
                                          Dean Witter                                                         Fidelity Variable
                                            Variable                                                          Insurance Products
                                        Investment Series        Fidelity Variable Insurance Products             Fund II
                                          Sub-account                     Fund Sub-account                       Sub-account
                                        -----------------   -----------------------------------------------   ---------------

                                                           For the Nine Months Ended September 30, 1999
                                        -------------------------------------------------------------------------------------

                                                                                 VIP              VIP
                                              VIS               VIP              High           Equity-           VIP II
                                           Utilities           Growth           Income           Income         Contrafund
                                        -----------------   -------------    -------------    -------------   ---------------

FROM OPERATIONS
Net investment income (loss)            $              -    $     21,741     $     29,500     $     48,513    $        7,717
                                                       -            (276)         (14,556)           9,530               126
Change in unrealized gains (losses)                    -           3,272          (18,335)         (35,127)           (2,545)
                                        -----------------   -------------    -------------    -------------   ---------------


Change in net assets resulting
  from operations                                      -          24,737           (3,391)          22,916             5,298
                                        -----------------   -------------    -------------    -------------   ---------------

FROM CAPITAL TRANSACTIONS
Deposits                                               -         246,059            4,000          191,350           261,735
Benefit payments                                       -               -           (4,021)               -                 -
Payments on termination                                -          (4,464)          (7,109)         (44,116)           (3,930)
Contract maintenance charges                           -            (230)             (49)            (368)              (84)
Transfers among the sub-accounts
    and with the Fixed Account - net                   -          93,686           22,801          (22,334)             (311)
                                        -----------------   -------------    -------------    -------------   ---------------

Change in net assets resulting
  from capital transactions                            -         335,051           15,622          124,532           257,410
                                        -----------------   -------------    -------------    -------------   ---------------

INCREASE (DECREASE) IN NET ASSETS                      -         359,788           12,231          147,448           262,708

NET ASSETS AT BEGINNING OF PERIOD                      -         228,522          346,079        1,310,064           305,242
                                        -----------------   -------------    -------------    -------------   ---------------

NET ASSETS AT END OF PERIOD             $              -    $    588,310     $    358,310     $  1,457,512    $      567,950
                                        =================   =============    =============    =============   ===============










See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Goldman Sachs
                                                                                                                   Variable
                                                                                                                Insurance Trust
                                                              MFS Variable Insurance Trust Sub-account            Sub-account
                                         ------------------------------------------------------------------   -------------------

                                                             For the Nine Months Ended September 30, 1999
                                         ----------------------------------------------------------------------------------------

                                         MFS Emerging      MFS Limited       MFS Growth         MFS New           Growth and
                                            Growth          Maturity        With Income        Discovery            Income
                                         --------------   --------------    -------------    --------------   -------------------

FROM OPERATIONS
Net investment income (loss)             $      (3,724)   $       1,277     $       (307)    $         (46)   $             (179)
Net realized gains (losses)                      1,030           (2,878)            (289)               (1)                   69
Change in unrealized gains (losses)             43,854            1,107           (8,305)             (957)               (2,971)
                                         --------------   --------------    -------------    --------------   -------------------


Change in net assets resulting
   from operations                              41,160             (494)          (8,901)           (1,004)               (3,081)
                                         --------------   --------------    -------------    --------------   -------------------

FROM CAPITAL TRANSACTIONS
Deposits                                       278,660                -          140,519            18,194                26,360
Benefit payments                                     -                -                -                 -                     -
Payments on termination                         (1,875)               -             (300)                -                     -
Contract maintenance charges                      (169)             (45)             (38)               (8)                   (6)
Transfers among the sub-accounts
    and with the Fixed Account - net            68,508           20,428            4,924            10,214                    53
                                         --------------   --------------    -------------    --------------   -------------------

Change in net assets resulting
  from capital transactions                    345,124           20,383          145,105            28,400                26,407
                                         --------------   --------------    -------------    --------------   -------------------

INCREASE (DECREASE) IN NET ASSETS              386,284           19,889          136,204            27,396                23,326

NET ASSETS AT BEGINNING OF PERIOD              165,443           54,358                -                 -                 4,158
                                         --------------   --------------    -------------    --------------   -------------------

NET ASSETS AT END OF PERIOD              $     551,727    $      74,247     $    136,204     $      27,396    $           27,484
                                         ==============   ==============    =============    ==============   ===================











See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
----------------------------------------------------------------------------------------------------------------------------




                                                           Goldman Sachs Variable Insurance Trust Sub-account
                                         -----------------------------------------------------------------------------------

                                                              For the Nine Months Ended September 30, 1999
                                         -----------------------------------------------------------------------------------

                                                              CORE             CORE
                                             CORE           Large Cap        Small Cap         Capital           Mid Cap
                                         U.S. Equity         Growth           Growth            Growth           Growth
                                         -------------    --------------   --------------    -------------    --------------
FROM OPERATIONS
Net investment income (loss)             $     (1,471)    $           -    $      (1,179)    $       (145)    $         (15)
Net realized gains (losses)                       537                 -              780               28                97
Change in unrealized gains (losses)            (4,657)                -            6,191             (128)             (168)
                                         -------------    --------------   --------------    -------------    --------------


Change in net assets resulting
   from operations                             (5,591)                -            5,792             (245)              (86)
                                         -------------    --------------   --------------    -------------    --------------

FROM CAPITAL TRANSACTIONS
Deposits                                      236,994                 -          184,989           13,428            (5,000)
Benefit payments                                    -                 -                -                -                 -
Payments on termination                          (300)                -                -                -                 -
Contract maintenance charges                      (64)                -              (51)              (7)                3
Transfers among the sub-accounts
    and with the Fixed Account - net           (2,754)                -           (9,136)          12,861               (77)
                                         -------------    --------------   --------------    -------------    --------------

Change in net assets resulting
  from capital transactions                   233,876                 -          175,802           26,282            (5,074)
                                         -------------    --------------   --------------    -------------    --------------

INCREASE (DECREASE) IN NET ASSETS             228,285                 -          181,594           26,037            (5,160)

NET ASSETS AT BEGINNING OF PERIOD               4,366                 -                -                -             5,160
                                         -------------    --------------   --------------    -------------    --------------

NET ASSETS AT END OF PERIOD              $    232,651     $           -    $     181,594     $     26,037     $           -
                                         =============    ==============   ==============    =============    ==============













See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited)
----------------------------------------------------------------------------------------------------------------------------




                                              Goldman Sachs Variable                      Morgan Stanley Dean Witter
                                            Insurance Trust Sub-account                Universal Funds, Inc. Sub-account
                                         -------------------------------   -------------------------------------------------

                                                              For the Nine Months Ended September 30, 1999
                                         -----------------------------------------------------------------------------------


                                         International       Global            Fixed            Equity
                                            Equity           Income           Income            Growth            Value
                                         -------------    --------------   --------------    -------------    --------------
FROM OPERATIONS
Net investment income (loss)             $          -     $           -    $         (52)    $       (472)    $      (1,174)
Net realized gains (losses)                         -                 -                -              452               328
Change in unrealized gains (losses)                 -                 -              122            3,930           (19,155)
                                         -------------    --------------   --------------    -------------    --------------


Change in net assets resulting
    from operations                                 -                 -               70            3,910           (20,001)
                                         -------------    --------------   --------------    -------------    --------------

FROM CAPITAL TRANSACTIONS
Deposits                                            -                 -           15,425           83,764           198,511
Benefit payments                                    -                 -                -                -                 -
Payments on termination                             -                 -                -                -              (300)
Contract maintenance charges                        -                 -               (4)             (28)              (47)
Transfers among the sub-accounts
    and with the Fixed Account - net                -                 -               (1)          15,859           (12,205)
                                         -------------    --------------   --------------    -------------    --------------

Change in net assets resulting
  from capital transactions                         -                 -           15,420           99,595           185,959
                                         -------------    --------------   --------------    -------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   -                 -           15,490          103,505           165,958

NET ASSETS AT BEGINNING OF PERIOD                   -                 -                -            4,438                 -
                                         -------------    --------------   --------------    -------------    --------------

NET ASSETS AT END OF PERIOD              $          -     $           -    $      15,490     $    107,943     $     165,958
                                         =============    ==============   ==============    =============    ==============











See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------




                                                                          Morgan Stanley Dean Witter
                                                                       Universal Funds, Inc. Sub-account
                                                       -----------------------------------------------------------------


                                                                    For the Nine Months Ended September 30, 1999
                                                       -----------------------------------------------------------------


                                                         Mid Cap            U.S.            Global         International
                                                          Value          Real Estate        Equity            Magnum
                                                       -------------    --------------   --------------    -------------

     FROM OPERATIONS
     Net investment income (loss)                      $         59     $           -    $         (20)    $          -
     Net realized gains (losses)                                (14)                -               17                -
     Change in unrealized gains (losses)                       (244)                -              (18)               -
                                                       -------------    --------------   --------------    -------------


     Change in net assets resulting from operations            (199)                -              (21)               -
                                                       -------------    --------------   --------------    -------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                                 2,486                 -                -                -
     Benefit payments                                             -                 -                -                -
     Payments on termination                                      -                 -                -                -
     Contract maintenance charges                                (2)                -                1                -
     Transfers among the sub-accounts
       and with the Fixed Account - net                       9,231                 -               (2)               -
                                                       -------------    --------------   --------------    -------------

     Change in net assets resulting
       from capital transactions                             11,715                 -               (1)               -
                                                       -------------    --------------   --------------    -------------

     INCREASE (DECREASE) IN NET ASSETS                       11,516                 -              (22)               -

     NET ASSETS AT BEGINNING OF PERIOD                        4,468                 -            2,558                -
                                                       -------------    --------------   --------------    -------------

     NET ASSETS AT END OF PERIOD                       $     15,984     $           -    $       2,536     $          -
                                                       =============    ==============   ==============    =============








     See notes to financial statements.

GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------




                                                        Neuberger & Berman Advisers                       STI Classic
                                                        Management Trust Sub-account               Variable Trust Sub-account
                                              ------------------------------------------------  --------------------------------

                                                             For the Nine Months Ended September 30, 1999
                                              ----------------------------------------------------------------------------------
                                                                                     AMT           Capital           Value
                                                  AMT               AMT            Mid-Cap       Appreciation        Income
                                                Guardian         Partners          Growth           Fund           Stock Fund
                                              -------------    --------------   --------------   --------------   --------------
     FROM OPERATIONS
     Net investment income (loss)             $       (153)    $        (833)   $          (7)   $           -    $           -
     Net realized gains (losses)                       (14)             (113)               -                -                -
     Change in unrealized gains (losses)            (5,082)          (14,051)             242                -                -
                                              -------------    --------------   --------------   --------------   --------------


     Change in net assets resulting
       from operations                              (5,249)          (14,997)             235                -                -
                                              -------------    --------------   --------------   --------------   --------------

     FROM CAPITAL TRANSACTIONS
     Deposits                                       40,089           200,554            4,263                -                -
     Benefit payments                                    -                 -                -                -                -
     Payments on termination                          (300)                -                -                -                -
     Contract maintenance charges                      (10)              (49)              (1)               -                -
     Transfers among the sub-accounts
       and with the Fixed Account - net                142           (11,243)             (10)               -                -
                                              -------------    --------------   --------------   --------------   --------------

     Change in net assets resulting
       from capital transactions                    39,921           189,262            4,252                -                -
                                              -------------    --------------   --------------   --------------   --------------

     INCREASE (DECREASE) IN NET ASSETS              34,672           174,265            4,487                -                -

     NET ASSETS AT BEGINNING OF PERIOD                   -                 -                -                -                -
                                              -------------    --------------   --------------   --------------   --------------

     NET ASSETS AT END OF PERIOD              $     34,672     $     174,265    $       4,487    $           -    $           -
                                              =============    ==============   ==============   ==============   ==============











     See notes to financial statements.

Glenbrook Life Multi-Manager Variable Account

Notes to Financial Statements
(unaudited)

1.   Organization

     Glenbrook Life Multi-Manager Variable Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     These financial statements and notes as of September 30, 1999 and for the nine-month period ended September 30, 1999 are unaudited. The financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and changes in net assets for the interim period. These financial statements and notes should be read in conjunction with the Glenbrook Life Multi-Manager Variable Account II financial statements and notes for the period ended December 31, 1998 included in the Registration Statement on Form N-4 for the Account. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

Glenbrook Life Multi-Manager Variable Account

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE
(Units in whole amounts)



                                                                               Glenbrook Provider
                                                                     -------------------------------------

                                                                                          Accumulation
                                                                     Units Outstanding     Unit Value
                                                                     September 30, 1999  September 30, 1999
                                                                     -----------------   -----------------
 Investments in AIM Variable Insurance Funds, Inc.:
       V.I. Capital Appreciation                                              7,789               13.03
       V.I. Diversified Income                                               13,069                9.81
       V.I. Government Securities                                               712               10.32
       V.I. Growth Fund                                                      14,643               14.74
       V.I. Growth and Income                                                21,888               13.90
       V.I. International Equity                                              1,207               12.38
       V.I. Global Utilities                                                      -                   -
       V.I. Value                                                            32,735               14.52
       V.I. Balanced                                                              -                   -
       V.I. High Yield                                                            -                   -
 Investments in the American Century Variable Portfolios Inc.:
       American Century VP Balanced                                           9,678               12.25
       American Century VP International                                        371               12.93
 Investments in Dreyfus Variable Investment Fund:                                 -                   -
       VIF Growth & Income                                                   14,991               11.95
       VIF Money Market                                                       6,353               10.83
       VIF Small Company Stock                                                  709                9.75
 Investment in The Dreyfus Socially Responsible Growth Fund, Inc.             6,935               14.80
 Investment in the Dreyfus Stock Index Fund                                  37,306               13.34
 Investments in the Morgan Stanley Dean Witter Variable Investment Series:
       VIS Dividend Growth                                                        -                   -
       VIS European Growth                                                        -                   -
       VIS Quality Income Plus                                                    -                   -
       VIS Utilities                                                              -                   -
 Investment in the Fidelity Variable Insurance Products Fund:
       VIP Growth                                                             7,682               16.21
       VIP High Income                                                        6,120               10.49
       VIP Equity-Income                                                     42,061               11.48
 Investment in the Fidelity Variable Insurance Products Fund II:
       VIP II Contrafund                                                      9,593               14.89
 Investments in MFS Variable Insurance Trust:
       MFS Emerging Growth                                                    6,247               16.43
       MFS Limited Maturity                                                   1,053               10.77
       MFS Growth with Income                                                     -                   -
       MFS New Discovery                                                          -                   -
 Investments in the Goldman Sachs Variable Insurance Trust:
       Growth and Income                                                          -                   -
       CORE U.S. Equity                                                           -                   -
       CORE Large Cap Growth                                                      -                   -
       CORE Small Cap Equity                                                      -                   -
       Capital Growth                                                             -                   -
       Mid Cap Value                                                              -                   -
       International Equity                                                       -                   -
       Global Income                                                              -                   -
 Investments in Morgan Stanley Dean Witter Universal Funds, Inc.:
       Fixed Income                                                               -                   -
       Equity Growth                                                              -                   -
       Value                                                                      -                   -
       Mid Cap Value                                                              -                   -
       U.S. Real Estate                                                           -                   -
       Global Equity                                                              -                   -
       International Magnum                                                       -                   -
 Investments in Neuberger & Berman Advisers Management Trust:
       AMT Guardian                                                               -                   -
       AMT Partners                                                               -                   -
       AMT Mid Cap Growth                                                         -                   -
 Investments in STI Classic Variable Trust:
      STI Capital Appreciation                                                    -                   -
      STI Value Income Stock                                                      -                   -

Glenbrook Life Multi-Manager Variable Account

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE
(Units in whole amounts)


                                                                               Glenbrook Provider with Enhanced
                                                                                      Death Benefit Rider
                                                                           ----------------------------------------

                                                                                                  Accumulation
                                                                           Units Outstanding       Unit Value
                                                                           September 30, 1999   September 30, 1999
                                                                           ------------------   -------------------
 Investments in AIM Variable Insurance Funds, Inc.:
       V.I. Capital Appreciation                                                    13,893                 13.01
       V.I. Diversified Income                                                       7,618                  9.79
       V.I. Government Securities                                                    1,584                 12.00
       V.I. Growth                                                                  39,760                 10.31
       V.I. Growth and Income                                                       16,160                 14.71
       V.I. International Equity                                                    54,162                 13.88
       V.I. Global Utilities                                                         4,969                 12.36
       V.I. Value                                                                   67,216                 14.50
       V.I. Balanced                                                                     -                     -
       V.I. High Yield                                                                   -                     -
 Investments in the American Century Variable Portfolios Inc.:
       American Century VP Balanced                                                 10,367                 12.23
       American Century VP International                                             6,879                 12.90
 Investments in Dreyfus Variable Investment Fund:                                        -                     -
       VIF Growth & Income                                                          18,568                 11.92
       VIF Money Market                                                              3,704                 10.81
       VIF Small Company Stock                                                       5,756                  9.72
 Investment in The Dreyfus Socially Responsible Growth Fund, Inc.                    4,681                 14.77
 Investment in the Dreyfus Stock Index Fund                                         87,700                 13.32
 Investments in the Morgan Stanley Dean Witter Variable Investment Series:
       VIS Dividend Growth                                                               -                     -
       VIS European Growth                                                               -                     -
       VIS Quality Income Plus                                                           -                     -
       VIS Utilities                                                                     -                     -
 Investment in the Fidelity Variable Insurance Products Fund:
       VIP Growth                                                                   13,202                 16.17
       VIP High Income                                                              28,126                 10.46
       VIP Equity-Income                                                            73,471                 11.46
 Investment in the Fidelity Variable Insurance Products Fund II:
       VIP II Contrafund                                                            14,768                 14.86
 Investments in MFS Variable Insurance Trust:
       MFS Emerging Growth                                                          12,191                 16.40
       MFS Limited Maturity                                                          5,859                 10.74
       MFS Growth with Income                                                            -                     -
       MFS New Discovery                                                                 -                     -
 Investments in the Goldman Sachs Variable Insurance Trust:
       Growth and Income                                                                 -                     -
       CORE U.S. Equity                                                                  -                     -
       CORE Large Cap Growth                                                             -                     -
       CORE Small Cap Equity                                                             -                     -
       Capital Growth                                                                    -                     -
       Mid Cap Value                                                                     -                     -
       International Equity                                                              -                     -
       Global Income                                                                     -                     -
 Investments in Morgan Stanley Dean Witter Universal Funds, Inc.:
       Fixed Income                                                                      -                     -
       Equity Growth                                                                     -                     -
       Value                                                                             -                     -
       Mid Cap Value                                                                     -                     -
       U.S. Real Estate                                                                  -                     -
       Global Equity                                                                     -                     -
       International Magnum                                                              -                     -
 Investments in Neuberger & Berman Advisers Management Trust:
       AMT Guardian                                                                      -                     -
       AMT Partners                                                                      -                     -
       AMT Mid Cap Growth                                                                -                     -
 Investments in STI Classic Variable Trust:
      STI Capital Appreciation                                                           -                     -
      STI Value Income Stock                                                             -                     -

Glenbrook Life Multi-Manager Variable Account

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE (continued)
(Units in whole amounts)



                                                                  Enhanced Glenbrook Provider
                                                              -------------------------------------

                                                                                     Accumulation
                                                               Units Outstanding     Unit Value
                                                              September 30, 1999   September 30, 1999
                                                              -----------------    ----------------
  Investments in AIM Variable Insurance Funds, Inc.:
      V.I. Capital Appreciation                                            693               12.04
      V.I. Diversified Income                                              721                9.91
      V.I. Government Securities                                             -                   -
      V.I. Growth                                                        7,558               12.95
      V.I. Growth and Income                                             1,969               12.27
      V.I. International Equity                                              -                   -
      V.I. Global Utilities                                                  -                   -
      V.I. Value                                                        10,561               12.61
      V.I. Balanced                                                          -                   -
      V.I. High Yield                                                        -                   -
 Investments in the American Century Variable Portfolios Inc.:
      American Century VP Balanced                                           -                   -
      American Century VP International                                      -                   -
 Investments in Dreyfus Variable Investment Fund:                            -                   -
      VIF Growth & Income                                                2,681               10.92
      VIF Money Market                                                       -                   -
      VIF Small Company Stock                                              200               10.05
 Investment in The Dreyfus Socially Responsible Growth Fund, Inc.        2,014               12.04
 Investment in the Dreyfus Stock Index Fund                              9,284               11.33
 Investments in the Morgan Stanley Dean Witter Variable Investment Series:
      VIS Dividend Growth                                                    -                   -
      VIS European Growth                                                    -                   -
      VIS Quality Income Plus                                                -                   -
      VIS Utilities                                                          -                   -
 Investment in the Fidelity Variable Insurance Products Fund:
      VIP Growth                                                         9,846               12.36
      VIP High Income                                                        -                   -
      VIP Equity-Income                                                  4,707               10.69
 Investment in the Fidelity Variable Insurance Products Fund II:
      VIP II Contrafund                                                  2,166               12.24
 Investments in MFS Variable Insurance Trust:
      MFS Emerging Growth                                                  915               13.51
      MFS Limited Maturity                                                   -                   -
      MFS Growth with Income                                             5,818               10.35
      MFS New Discovery                                                    158               12.77
 Investments in the Goldman Sachs Variable Insurance Trust:
      Growth and Income                                                    637                9.65
      CORE U.S. Equity                                                     244               11.68
      CORE Large Cap Growth                                                  -                   -
      CORE Small Cap Equity                                                  -                   -
      Capital Growth                                                         -                   -
      Mid Cap Value                                                          -                   -
      International Equity                                                   -                   -
      Global Income                                                          -                   -
 Investments in Morgan Stanley Dean Witter Universal Funds, Inc.:
      Fixed Income                                                           -                   -
      Equity Growth                                                          -                   -
      Value                                                                  -                   -
      Mid Cap Value                                                          -                   -
      U.S. Real Estate                                                       -                   -
      Global Equity                                                          -                   -
      International Magnum                                                   -                   -
 Investments in Neuberger & Berman Advisers Management Trust:
      AMT Guardian                                                           -                   -
      AMT Partners                                                           -                   -
      AMT Mid Cap Growth                                                   296               12.45
 Investments in STI Classic Variable Trust:
     STI Capital Appreciation                                                -                   -
     STI Value Income Stock                                                  -                   -

Glenbrook Life Multi-Manager Variable Account

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE (continued)
(Units in whole amounts)


                                                                                     Enhanced Glenbrook Provider
                                                                                 With Enhanced Death Benefit Rider
                                                                                -------------------------------------

                                                                                                     Accumulation
                                                                                 Units Outstanding     Unit Value
                                                                                September 30, 1999  September 30, 1999
                                                                                ----------------    -----------------
  Investments in AIM Variable Insurance Funds, Inc.:
      V.I. Capital Appreciation                                                          672                12.01
      V.I. Diversified Income                                                              -                    -
      V.I. Government Securities                                                           -                    -
      V.I. Growth                                                                          -                    -
      V.I. Growth and Income                                                               -                    -
      V.I. International Equity                                                          243                11.56
      V.I. Global Utilities                                                               65                11.27
      V.I. Value                                                                       3,400                12.58
      V.I. Balanced                                                                    1,814                10.96
      V.I. High Yield                                                                  1,423                10.74
 Investments in the American Century Variable Portfolios Inc.:
      American Century VP Balanced                                                         -                    -
      American Century VP International                                                    -                    -
 Investments in Dreyfus Variable Investment Fund:                                          -                    -
      VIF Growth & Income                                                                  -                    -
      VIF Money Market                                                                     -                    -
      VIF Small Company Stock                                                              -                    -
 Investment in The Dreyfus Socially Responsible Growth Fund, Inc.                        200                12.02
 Investment in the Dreyfus Stock Index Fund                                            5,009                11.31
 Investments in the Morgan Stanley Dean Witter Variable Investment Series:
      VIS Dividend Growth                                                                  -                    -
      VIS European Growth                                                                  -                    -
      VIS Quality Income Plus                                                              -                    -
      VIS Utilities                                                                        -                    -
 Investment in the Fidelity Variable Insurance Products Fund:
      VIP Growth                                                                       3,381                12.34
      VIP High Income                                                                      -
      VIP Equity-Income                                                                3,469                10.67
 Investment in the Fidelity Variable Insurance Products Fund II:
      VIP II Contrafund                                                                  844                12.22
 Investments in MFS Variable Insurance Trust:
      MFS Emerging Growth                                                              2,281                13.48
      MFS Limited Maturity                                                                 -
      MFS Growth with Income                                                           3,227                10.33
      MFS New Discovery                                                                1,286                12.75
 Investments in the Goldman Sachs Variable Insurance Trust:
      Growth and Income                                                                    -                    -
      CORE U.S. Equity                                                                     -                    -
      CORE Large Cap Growth                                                                -                    -
      CORE Small Cap Equity                                                                -                    -
      Capital Growth                                                                       -                    -
      Mid Cap Value                                                                        -                    -
      International Equity                                                                 -                    -
      Global Income                                                                        -                    -
 Investments in Morgan Stanley Dean Witter Universal Funds, Inc.:
      Fixed Income                                                                     1,566                   10
      Equity Growth                                                                    1,954                   12
      Value                                                                              903                    9
      Mid Cap Value                                                                        -                    -
      U.S. Real Estate                                                                     -                    -
      Global Equity                                                                        -                    -
      International Magnum                                                                 -                    -
 Investments in Neuberger & Berman Advisers Management Trust:
      AMT Guardian                                                                     1,333                   11
      AMT Partners                                                                         -                    -
      AMT Mid Cap Growth                                                                   -                    -
 Investments in STI Classic Variable Trust:
     STI Capital Appreciation                                                              -                    -
     STI Value Income Stock                                                                -                    -

Glenbrook Life Multi-Manager Variable Account

Notes to Financial Statements
(unaudited)


2. UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE (continued)
(Units in whole amounts)

                                                                       Enhanced Glenbrook Provider
                                                                    With Enhanced Death Benefit Rider
                                                                  and Income Benefit Combination Rider
                                                                 ---------------------------------------

                                                                                         Accumulation
                                                                  Units Outstanding      Unit Value
                                                                 September 30, 1999   September 30, 1999
                                                                 -----------------    ------------------
 Investments in AIM Variable Insurance Funds, Inc.:
      V.I. Capital Appreciation                                            10,859                 11.99
      V.I. Diversified Income                                               1,484                  9.87
      V.I. Government Securities                                                -                     -
      V.I. Growth                                                          12,852                 12.90
      V.I. Growth and Income                                                3,850                 12.22
      V.I. International Equity                                                 -                     -
      V.I. Global Utilities                                                     -                     -
      V.I. Value                                                           20,997                 12.56
      V.I. Balanced                                                        15,569                 10.94
      V.I. High Yield                                                           -                     -
 Investments in the American Century Variable Portfolios Inc.:
      American Century VP Balanced                                              -                     -
      American Century VP International                                         -                     -
 Investments in Dreyfus Variable Investment Fund:                               -                     -
      VIF Growth & Income                                                   3,829                 10.87
      VIF Money Market                                                          -                     -
      VIF Small Company Stock                                               2,544                 10.01
 Investment in The Dreyfus Socially Responsible Growth Fund, Inc.           1,399                 11.99
 Investment in the Dreyfus Stock Index Fund                                15,848                 11.29
 Investments in the Morgan Stanley Dean Witter Variable Investment Series:      -                     -
      VIS Dividend Growth                                                       -                     -
      VIS European Growth                                                       -                     -
      VIS Quality Income Plus                                                   -                     -
      VIS Utilities                                                             -                     -
 Investment in the Fidelity Variable Insurance Products Fund:
      VIP Growth                                                            7,074                 12.31
      VIP High Income                                                           -                     -
      VIP Equity-Income                                                     4,290                 10.65
 Investment in the Fidelity Variable Insurance Products Fund II:
      VIP II Contrafund                                                    13,860                 12.20
 Investments in MFS Variable Insurance Trust:                                   -                     -
      MFS Emerging Growth                                                  15,323                 13.46
      MFS Limited Maturity                                                      -                     -
      MFS Growth with Income                                                4,138                 10.31
      MFS New Discovery                                                       707                 12.72
 Investments in the Goldman Sachs Variable Insurance Trust:
      Growth and Income                                                     2,221                  9.61
      CORE U.S. Equity                                                     19,750                 11.64
      CORE Large Cap Growth                                                     -                     -
      CORE Small Cap Equity                                                17,135                 10.60
      Capital Growth                                                        2,233                 11.66
      Mid Cap Value                                                             -                     -
      International Equity                                                      -                     -
      Global Income                                                             -                     -
 Investments in Morgan Stanley Dean Witter Universal Funds, Inc.:
      Fixed Income                                                              -                     -
      Equity Growth                                                         6,766                 12.38
      Value                                                                16,854                  9.35
      Mid Cap Value                                                         1,386                 11.53
      U.S. Real Estate                                                          -                     -
      Global Equity                                                           245                 10.34
      International Magnum                                                      -                     -
 Investments in Neuberger & Berman Advisers Management Trust:
      AMT Guardian                                                          1,951                 10.55
      AMT Partners                                                         17,349                 10.05
      AMT Mid Cap Growth                                                       64                 12.40
 Investments in STI Classic Variable Trust:
     STI Capital Appreciation                                                   -                     -
     STI Value Income Stock                                                     -                     -

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION


                                                      SEPTEMBER 30, DECEMBER 31,
                                                          1999          1998
                                                      ------------  ------------
($ in thousands, except par value data)                (UNAUDITED)

ASSETS
Investments
   Fixed income securities, at fair value
      (amortized cost $94,957 and $87,415) ..........   $   95,569   $   94,313
   Short-term .......................................          689        4,663
                                                        ----------   ----------
         Total investments ..........................       96,258       98,976

Reinsurance recoverable from
   Allstate Life Insurance Company ..................    3,900,740    3,113,278
Other assets ........................................        3,157        2,590
Separate Accounts ...................................    1,236,227      993,622
                                                        ----------   ----------
         TOTAL ASSETS ...............................   $5,236,382   $4,208,466
                                                        ==========   ==========

LIABILITIES
Contractholder funds ................................   $3,900,740   $3,113,278
Current income taxes payable ........................        1,863        2,181
Deferred income taxes ...............................          285        2,499
Payable to affiliates, net ..........................        4,641        3,583
Separate Accounts ...................................    1,236,227      993,622
                                                        ----------   ----------
         TOTAL LIABILITIES ..........................    5,143,756    4,115,163
                                                        ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 4)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 4,200 shares
      authorized, issued and outstanding ............        2,100        2,100
Additional capital paid-in ..........................       69,641       69,641
Retained income .....................................       20,487       17,079

Accumulated other comprehensive income:
    Unrealized net capital gains ....................          398        4,483
                                                        ----------   ----------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME          398        4,483
                                                        ----------   ----------
         TOTAL SHAREHOLDER'S EQUITY .................       92,626       93,303
                                                        ----------   ----------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY .   $5,236,382   $4,208,466
                                                        ==========   ==========



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF OPERATIONS


                                   THREE MONTHS ENDED    NINE MONTHS ENDED
                                      SEPTEMBER 30,         SEPTEMBER 30,
                                   -------------------   -----------------
($ in thousands)                     1999        1998     1999      1998
                                   --------    -------   -------   -------
                                        (UNAUDITED)         (UNAUDITED)

REVENUES
Net investment income ...........   $ 1,682    $ 1,563   $ 4,864   $ 4,690
Realized capital losses and gains       (69)        --       360        --
                                    -------    -------   -------   -------

INCOME BEFORE INCOME TAX EXPENSE      1,613      1,563     5,224     4,690
Income tax expense ..............       555        559     1,816     1,624
                                    -------    -------   -------   -------

NET INCOME ......................   $ 1,058    $ 1,004   $ 3,408   $ 3,066
                                    =======    =======   =======   =======
















See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS


                                                                    NINE MONTHS ENDED
                                                                      SEPTEMBER 30,
                                                                  ---------------------
($ in thousands)                                                    1999         1998
                                                                  ---------    --------
                                                                       (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net income .....................................................   $  3,408    $  3,066
Adjustments to reconcile net income to net cash
    provided by operating activities:
       Amortization and other non-cash items ...................         (8)         --
       Realized capital gains and losses .......................       (360)         --
       Changes in:
           Income taxes payable ................................       (331)      1,045
           Other operating assets and payable to affiliates, net        288       2,815
                                                                   --------    --------
               Net cash provided by operating activities .......      2,997       6,926
                                                                   --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
       Proceeds from sales .....................................      7,116          --
       Investment collections ..................................      4,297       5,164
       Investment purchases ....................................    (18,394)    (11,265)
Change in short-term investments, net ..........................      3,984       1,680
                                                                   --------    --------
               Net cash used in investing activities ...........     (2,997)     (4,421)
                                                                   --------    --------

NET INCREASE IN CASH ...........................................         --       2,505
CASH AT THE BEGINNING OF PERIOD ................................         --          --
                                                                   --------    --------
CASH AT END OF PERIOD ..........................................   $     --    $  2,505
                                                                   ========    ========













See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.    BASIS OF PRESENTATION

      The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

      The financial statements and notes as of September 30, 1999 and for the three month and nine month periods ended September 30, 1999 and 1998 are unaudited. The financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods. These financial statements and notes should be read in conjunction with the financial statements and notes thereto included in the Glenbrook Life and Annuity Company Annual Report on Form 10-K for 1998. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

      Effective January 1, 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The adoption of this statement had an immaterial impact on the Company's results of operations and financial position.

      To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

2.    REINSURANCE

      The Company has reinsurance agreements whereby substantially all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations. The amounts shown in the Company's statements of operations relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

      Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed by the assuming company under the terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


                                               THREE MONTHS ENDED                   NINE MONTHS ENDED
                                                  SEPTEMBER 30,                       SEPTEMBER 30,
                                      --------------------------------     -------------------------------
         ($ in thousands)                  1999              1998              1999              1998
                                      ---------------    -------------     --------------    -------------

         Contract charges                 $ 6,924          $ 5,010           $ 19,540         $ 14,198
         Credited interest, policy
           benefits, and certain
           expenses                        59,740           62,025            177,233          156,627


3.    COMPREHENSIVE INCOME

      The components of other comprehensive income on a pretax and after-tax basis are as follows:


                                                                  THREE MONTHS ENDED SEPTEMBER 30,
                                         -------------------------------------------------------------------------------
       ($ in thousands)                                     1999                                      1998
                                         --------------------------------------     ------------------------------------

                                                                     After-                                   After-
                                            Pretax        Tax          Tax            Pretax        Tax         tax
                                            ------        ---          ---            ------        ---         ---

       Unrealized capital gains and losses:
       Unrealized holding
         (losses) gains arising
         during the period                  $ (951)        $ 334       $ (617)           $3,115   $ (1,090)      $2,025
       Less:  reclassification
         adjustment for realized
         net capital losses
         included in net income                (69)           24          (45)               -           -           -
                                            ------         -----       ------            ------     -------       -----
       Unrealized net capital
         (losses) gains                       (882)          310         (572)            3,115      (1,090)      2,025
                                            ------         -----       ------            ------     -------       -----
       Other comprehensive
         (loss) income                      $ (882)       $  310         (572)           $3,115     $(1,090)      2,025
                                            ======        ======                         ======     =======

       Net income                                                       1,058                                     1,004
                                                                       ------                                    ------
       Comprehensive
         income                                                        $  486                                    $3,029
                                                                       ======                                    ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


3.       COMPREHENSIVE INCOME (CONTINUED)


                                                                  NINE MONTHS ENDED SEPTEMBER 30,
                                         -------------------------------------------------------------------------------
       ($ in thousands)                                     1999                                      1998
                                         --------------------------------------     ------------------------------------

                                                                     After-                                   After-
                                            Pretax        Tax          Tax            Pretax        Tax         tax
                                            ------        ---          ---            ------        ---         ---

       Unrealized capital gains and losses:
       Unrealized holding
         (losses) gains arising
         during the period                  $(5,926)      $2,075      $(3,851)           $3,710   $ (1,299)      $2,411
       Less:  reclassification
         adjustment for realized
         net capital gains
         included in net income                360          (126)         234               -           -           -
                                            ------        ------      -------            ------     -------       -----
       Unrealized net capital
         (losses) gains                     (6,286)        2,201       (4,085)            3,710      (1,299)      2,411
                                            ------        ------      -------            ------     -------       -----
       Other comprehensive
         (loss) income                     $(6,286)       $2,201       (4,085)           $3,710     $(1,299)      2,411
                                           =======        ======                         ======     =======

       Net income                                                       3,408                                     3,066
                                                                      -------                                    ------
       Comprehensive
         (loss) income                                                 $ (677)                                   $5,477
                                                                      =======                                    ======


4.    COMMITMENTS AND CONTINGENT LIABILITIES

      REGULATION AND LEGAL PROCEEDINGS

      The Company is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

      Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Part C is hereby amended to include the following exhibits:

Item 24(b)        Exhibit
----------        -------
(8)      Form of Participation Agreement for STI/SEI Inc.
         Form of Participation Agreement for Oppenheimer
         Form of Participation Agreement for Fidelity
         Form of Participation Agreement for Franklin Templeton

(9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.

(10)(a) Independent Auditors' Consent

(10)(b) Consent of Freedman, Levy, Kroll & Simonds

(13) Performance Data Calculations for: STI Classic Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI Quality Stock Growth, Templeton Bond, Fidelity Index 500, Fidelity VIP Index 500, Fidelity VIP Overseas and Oppenheimer Multiple Strategies Fund/VA

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Multi-Manager Variable Account, certifies that it meets the requirements of the Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 18th day of January, 2000.

                  GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)


(SEAL)

Attest:  /s/Joanne M. Derrig                    By:   /s/Michael J. Velotta
        ------------------------                     ----------------------
        Joanne M. Derrig                             Michael J. Velotta
        Assistant Secretary, Assistant General       Vice President, Secretary
        Counsel and Chief Compliance Officer         and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 18th day of January, 2000.

*/LOUIS G. LOWER, II                Chairman of the Board, Chief
Louis G. Lower, II                  Executive Officer and Director
                                    (Principal Executive Officer)

*/THOMAS J. WILSON, II              President, Director and
Thomas J. Wilson, II                Chief Operating Officer


/s/MICHAEL J. VELOTTA               Vice President, Secretary, General
---------------------               Counsel and Director
Michael J. Velotta

*/JOHN R. HUNTER                    Vice President and Director
John Hunter

*/SAMUEL H. PILCH                   Controller
Samuel H. Pilch                     (Principal Accounting Officer)

*/G. KEVIN R. SLAWIN                Vice President and Director
Kevin R. Slawin                     (Principal Financial Officer)

*/CRAIG WHITEHEAD                   Vice President and Director
G. Craig Whitehead

*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

Exhibit Index

Exhibit 8      Form of Participation Agreement for STI/SEI Inc.
               Form of Participation Agreement for Oppenheimer
               Form of Participation Agreement for Fidelity
               Form of Participation Agreement for Franklin Templeton

Exhibit 9      Opinion and Consent of Michael J. Velotta

Exhibit 10(a)  Independent Auditors' Consent

Exhibit 10(b)  Consent of Freedman, Levy, Kroll & Simonds

Exhibit 13(c) Performance Data Calculations: STI Classic Growth and Income, STI International Equity, STI Investment Grade Bond, STI Mid-Cap Equity, STI Quality Stock Growth, Templeton Bond, Fidelity Index 500, Fidelity VIP Index 500, Fidelity VIP Overseas and Oppenheimer Multiple Strategies Fund/VA